UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL REPORT	APRIL 30, 2020

Investment Adviser:

PineBridge Investments LLC

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 1-877-225-4164.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-877-225-4164. Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all PineBridge Investments LLC Funds if you invest directly with the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020

TABLE OF CONTENTS

Schedule of Investments	1

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-Port within sixty days after period end. The Fund’s Form N-Q and Form N-Port reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-225-4164; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

SECTOR WEIGHTINGS †

†Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 49.6%

	Shares	Value

Austria — 0.1%
BAWAG Group	2,162	$73,655
Immobilien Anlagen	1,438	45,855
IMMOFINANZ	1,875	34,782
Wienerberger	2,537	47,545

		201,837

Belgium — 0.3%
Ackermans & van Haaren	369	48,907
Aedifica ‡	674	65,200
Argenx *	445	67,158
Barco	129	20,667
Euronav	4,904	54,218
Fagron *	1,409	31,754
KBC Ancora	1,760	61,658
Sofina	214	50,427
Warehouses De Pauw CVA ‡	2,029	55,558

		455,547

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Brazil — 0.0%
Banco Santander Brasil	13,300	$65,450

Canada — 0.2%
Air Canada, Cl B *	1,352	19,659
Alacer Gold *	5,600	28,725
Bank of Montreal	4,729	240,434
Real Matters *	13,432	154,010

		442,828

Chile — 0.0%
Enel Americas	462,798	75,941

China — 0.1%
Alibaba Group Holding ADR *	71	14,389
Autohome ADR	958	78,700
Baidu ADR *	1,515	152,909
Netease ADR *	44	15,178

		261,176

Denmark — 0.3%
ALK-Abello	53	13,424
Ambu, Cl B	2,261	70,810
GN Store Nord	1,705	77,770
Netcompany Group *	424	21,838
Ringkjoebing Landbobank	1,462	91,106
ROCKWOOL International, Cl B	175	36,679
Royal Unibrew	715	55,238
SimCorp	744	69,122
Topdanmark	624	25,142

		461,129

Finland — 0.1%
Huhtamaki	1,760	65,809
Valmet	1,793	41,057

		106,866

France — 0.6%
Alten	738	53,158
Atos	1,085	77,452
BioMerieux	62	7,693
Capgemini	1,231	115,678
Dassault Systemes	89	13,044

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

France — continued
Elis	6,132	$75,971
Engie	919	9,964
EssilorLuxottica	1,148	142,065
Gaztransport Et Technigaz	479	34,804
Ingenico Group	613	77,117
Korian	829	27,986
Nexity	2,371	72,731
Orange	547	6,670
Orpea	500	55,695
Rubis SCA	1,293	58,069
Schneider Electric	1,637	150,019
Societe BIC	500	25,025
SOITEC *	243	22,234
Sopra Steria Group	560	66,603
Worldline *	576	39,321

		1,131,299

Germany — 1.1%
Allianz	1,016	187,861
alstria office ‡	5,487	82,437
Aurubis	1,380	72,090
Bechtle	608	87,878
CANCOM	625	31,829
CompuGroup Medical	219	16,672
CTS Eventim & KGaA	1,190	49,398
Dialog Semiconductor *	1,841	57,640
Evotec *	1,803	44,637
Freenet	3,292	62,430
Gerresheimer	692	55,263
Grand City Properties	2,605	54,622
GRENKE	747	52,443
HelloFresh *	2,374	84,767
HUGO BOSS	1,936	53,845
K+S	9,831	66,093
LEG Immobilien	685	78,866
MorphoSys *	539	56,700
Nemetschek	1,071	67,337
ProSiebenSat.1 Media	10,923	109,626
Rational	55	26,566
Rheinmetall	918	62,173
RIB Software *	293	9,295

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Germany — continued
Rocket Internet *	2,097	$44,176
SAP	111	13,237
Scout24	1,561	102,113
Siemens	1,371	126,972
Siltronic	435	37,158
Software	692	24,583
Stroeer & KGaA	683	43,190
TAG Immobilien	2,448	53,436
United Internet	2,317	79,831
Wirecard	522	52,128

		2,047,292

Hong Kong — 0.4%
A-Living Services, Cl H	5,750	31,497
Aluminum Corp of China, Cl H *	44,000	9,340
ASM Pacific Technology	6,200	63,072
China Hongqiao Group	20,000	9,949
China Merchants Bank, Cl H	36,000	171,536
China Molybdenum, Cl H	42,000	12,623
China Petroleum & Chemical, Cl H	214,000	107,168
China Telecom, Cl H	158,000	54,072
China Tower, Cl H *	66,000	14,584
China Zhongwang Holdings	18,400	4,431
Country Garden Services Holdings	6,000	27,536
Jiangxi Copper, Cl H	14,000	13,647
Longfor Group Holdings	42,500	213,303
Maanshan Iron & Steel, Cl H	10,000	3,240
Sunac China Holdings	3,000	13,252
Tencent Holdings	300	15,878
Xiaomi, Cl B *	9,200	11,991

		777,119

Ireland — 0.0%
AIB Group	4,445	6,098
Glanbia	77	818

		6,916

Italy — 0.5%
A2A	13,144	17,912
Amplifon	1,163	26,672

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Italy — continued
Assicurazioni Generali	3,525	$50,258
Azimut Holding	2,230	37,970
Banca Generali	475	11,790
BPER Banca	17,781	44,007
Buzzi Unicem	1,058	20,703
Cerved Group	6,724	45,872
De’ Longhi	694	12,555
DiaSorin	417	70,815
Enav	11,135	49,938
Fiat Chrysler Automobiles	3,766	32,825
Freni Brembo	4,857	41,376
Hera	9,829	36,403
Infrastrutture Wireless Italiane	4,598	48,732
Interpump Group	1,690	49,295
Iren	14,433	35,610
Italgas	5,645	31,588
Reply	256	17,936
Saipem *	13,233	34,102
STMicroelectronics	3,073	79,872
Unione di Banche Italiane	12,790	36,580
Unipol Gruppo	19,593	67,466

		900,277

Japan — 4.8%
Asahi Group Holdings	2,200	76,066
Capcom	2,800	85,523
Central Japan Railway	800	125,816
Chugai Pharmaceutical	700	83,243
COMSYS Holdings	2,600	72,090
Concordia Financial Group	9,800	30,136
Daifuku	1,000	70,031
Dai-ichi Life Holdings	7,400	93,329
Daiichi Sankyo	2,200	150,553
Daikin Industries	800	103,663
Disco	200	44,892
eGuarantee	3,500	61,730
Fancl	3,400	81,764
FANUC	500	82,195
Fuji Electric	3,000	71,384
Fuji Oil Holdings	3,400	79,267
Fujitsu	1,700	166,029

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Harmonic Drive Systems	1,200	$55,598
Hikari Tsushin	300	58,367
Hitachi	6,100	182,228
Hoya	1,100	100,405
Inpex	5,400	34,323
ITOCHU	9,400	184,556
JCR Pharmaceuticals	900	86,517
Kakaku.com	2,600	53,100
Kamigumi	3,700	65,224
Kawasaki Heavy Industries	3,500	53,134
KDDI	2,300	65,231
Keyence	1,200	431,590
Koito Manufacturing	1,700	64,416
Komatsu	3,800	72,312
Kubota	7,000	87,262
Kurita Water Industries	1,700	47,682
Kusuri no Aoki Holdings	500	39,019
Lacto Japan	1,800	57,864
Meiko Electronics	2,700	35,318
Minebea	5,100	83,153
Mitsubishi	5,500	117,333
Mitsubishi Electric	8,500	105,169
Mitsubishi UFJ Financial Group	34,800	140,104
Mitsui Fudosan	9,100	168,517
Morinaga Milk Industry	2,600	100,753
MS&AD Insurance Group Holdings	4,500	129,614
Murata Manufacturing	1,700	94,530
NEC	700	26,890
NET One Systems	5,000	144,311
Nexon	3,300	53,398
Nidec	2,900	168,084
Nihon Unisys	4,000	116,267
Nippon Telegraph & Telephone	12,700	288,008
Nitori Holdings	800	122,794
Nomura Research Institute	2,500	60,920
NTT Data	6,000	61,204
NTT DOCOMO	2,200	64,296
Obic	400	60,070
Omron	2,900	170,266
Oracle Japan	500	51,661
Otsuka	1,400	62,769

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Japan — continued
Otsuka Holdings	1,700	$66,926
Pan Pacific International Holdings	7,600	146,721
Penta-Ocean Construction	12,500	63,480
Rakuten	1,900	16,128
Recruit Holdings	1,900	55,658
Renesas Electronics *	12,600	67,050
Rengo	14,200	111,474
Sankyu	2,700	104,023
Santen Pharmaceutical	8,500	150,217
SCSK	500	22,562
Seven & i Holdings	11,700	385,060
Shimadzu	3,700	91,970
Shimano	600	88,076
Shin-Etsu Chemical	1,300	144,302
SoftBank Group	2,900	123,856
Sony	1,900	122,535
Stanley Electric	3,700	84,534
Sumitomo Bakelite	900	23,359
Sumitomo Metal Mining	1,700	42,623
Sumitomo Mitsui Financial Group	5,300	139,574
Suzuki Motor	6,400	205,149
Terumo	2,000	65,976
THK	1,900	45,561
Tokyo Century	1,300	44,103
Tokyu	4,600	69,287
Topcon	2,200	18,218
Towa	2,500	21,729
Toyota Motor	4,200	259,776
Trend Micro	3,200	161,649
Union Tool	900	22,933
Wacoal Holdings	2,500	50,781
Welcia Holdings	1,200	86,450
W-Scope	9,000	30,240
Yamaha	1,500	60,609
Yaskawa Electric	700	22,862
Yokogawa Electric	6,200	85,346
Zenkoku Hosho	700	20,531

		8,963,296

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Netherlands — 0.4%
Aalberts *	2,377	$66,921
ASM International	560	61,260
ASML Holding	31	9,075
ASR Nederland	1,909	51,261
BE Semiconductor Industries	1,480	60,582
Boskalis Westminster	556	9,638
Corbion	2,074	74,192
Euronext	1,160	97,549
IMCD	1,147	101,418
Intertrust	4,437	69,832
Koninklijke Ahold Delhaize	1,346	32,779
SBM Offshore	2,712	34,360
Signify	1,958	39,965
TKH Group	2,346	82,494

		791,326

Norway — 0.2%
Adevinta, Cl B *	863	7,146
Bakkafrost P *	797	39,434
Entra	5,016	63,119
Leroy Seafood Group	4,401	23,363
NEL *	15,183	18,773
Salmar	634	24,728
Storebrand	17,383	86,991
TGS NOPEC Geophysical	4,717	72,499
TOMRA Systems	1,678	55,832

		391,885

Philippines — 0.0%
International Container Terminal Services	36,490	64,252

South Africa — 0.0%
Anglo American Platinum	544	28,649

South Korea — 5.0%
Amorepacific	589	85,621
AMOREPACIFIC Group	560	26,620
Celltrion *	1,513	260,389
Celltrion Healthcare *	923	64,296
CJ CheilJedang	166	37,221
Coway	928	46,764

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Daelim Industrial	623	$44,643
E-MART	428	41,749
GS Engineering & Construction	1,313	27,002
GS Holdings	1,405	44,421
Hana Financial Group	5,165	117,367
Hankook Tire & Technology	1,613	27,783
Hanmi Pharm	157	33,173
Hanon Systems	4,048	30,225
Hanwha Solutions	2,052	24,172
Helixmith *	428	23,204
HLB *	549	42,442
Hotel Shilla	566	39,060
Hyundai Engineering & Construction	1,456	41,664
Hyundai Glovis	363	30,128
Hyundai Heavy Industries Holdings	196	38,660
Hyundai Mobis	1,070	149,817
Hyundai Motor	2,544	195,128
Hyundai Steel	1,644	29,019
Kakao	1,946	294,684
Kangwon Land	2,399	49,226
KB Financial Group	6,456	182,467
Kia Motors	4,227	103,239
Korea Aerospace Industries	1,551	32,558
Korea Electric Power	4,216	82,799
Korea Investment Holdings	827	33,874
Korea Shipbuilding & Offshore Engineering *	680	45,601
Korea Zinc	154	48,921
KT&G	2,071	137,511
LG	1,713	86,394
LG Chemical	780	238,823
LG Display	4,021	36,106
LG Electronics	1,799	80,687
LG Household & Health Care	169	191,378
LG Innotek	239	25,946
LG Uplus	3,868	42,451
Lotte Chemical	322	56,955
Mirae Asset Daewoo	9,396	43,137
NAVER	3,369	546,599
NCSoft	262	138,008
Netmarble	481	37,616
NH Investment & Securities	4,091	32,422

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — continued
Orion	447	$45,394
POSCO	1,244	187,032
Samsung Biologics *	268	127,235
Samsung C&T	1,447	125,426
Samsung Electro-Mechanics	890	83,309
Samsung Electronics	74,421	3,048,680
Samsung Engineering *	2,957	27,908
Samsung Fire & Marine Insurance	563	87,721
Samsung Heavy Industries *	8,789	30,795
Samsung Life Insurance	1,480	59,640
Samsung SDI	871	205,505
Samsung SDS	614	81,483
Samsung Securities	1,506	37,005
Shinhan Financial Group	7,585	190,675
Shinsegae	143	30,863
SK Holdings	603	89,847
SK Hynix	8,471	574,384
SK Innovation	919	74,200
SK Telecom	399	69,346
S-Oil	798	45,837
Woori Financial Group	10,763	74,546

		9,364,801

Spain — 0.2%
Acciona	312	30,893
ACS Actividades de Construccion y Servicios	4,281	106,170
Bolsas y Mercados Espanoles SHMSF	900	32,792
Indra Sistemas *	5,669	48,841
Inmobiliaria Colonial Socimi ‡	5,178	49,870
Masmovil Ibercom *	1,804	34,133
Viscofan	1,522	97,425

		400,124

Sweden — 1.0%
AAK	2,744	45,122
AF Poyry	1,420	25,960
Arjo	529	2,636
Atlas Copco, Cl B	2,715	84,369
Axfood	2,385	50,650
Beijer Ref	380	7,885

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Sweden — continued
BillerudKorsnas	2,967	$37,486
Bravida Holding	7,529	61,474
Castellum	1,977	34,746
Dometic Group	5,618	37,811
Elekta, Cl B	4,284	39,626
Essity, Cl B	3,654	119,035
Evolution Gaming Group *	1,905	87,136
Fabege	2,604	31,185
Fastighets Balder, Cl B *	964	38,119
Getinge, Cl B	864	16,653
Hexagon, Cl B	1,910	95,217
Hexpol	7,665	55,878
Holmen, Cl B	1,493	43,685
Hufvudstaden, Cl A	1,923	24,757
ICA Gruppen *	4,424	193,041
Indutrade	2,182	70,239
JM	1,100	20,394
Kungsleden	8,234	63,150
Lifco, Cl B	353	16,858
Loomis, Cl B	1,431	34,936
NCC, Cl B	1,393	21,436
Nibe Industrier, Cl B	4,815	90,014
Nordic Entertainment Group, Cl B	2,000	47,717
Peab, Cl B	5,442	41,729
Saab, Cl B	319	7,404
SSAB, Cl B	17,647	41,488
Svenska Cellulosa SCA, Cl B	7,994	86,201
Sweco, Cl B	2,034	70,000
Swedish Orphan Biovitrum *	2,353	45,819
Thule Group	3,097	58,331
Wallenstam, Cl B	1,501	15,577
Wihlborgs Fastigheter	4,611	66,086

		1,929,850

Switzerland — 1.0%
ABB	3,682	69,697
ams	3,658	47,571
Banque Cantonale Vaudoise	90	79,557
Belimo Holding	7	46,634
Bucher Industries	209	58,988
Cembra Money Bank	746	70,898

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

Switzerland — continued
Conzzeta	37	$31,696
DKSH Holding *	887	50,192
dormakaba Holding	96	47,951
Emmi	47	43,217
Flughafen Zurich	483	59,583
Forbo Holding	37	49,601
Galenica	1,187	85,038
Georg Fischer	88	65,631
Helvetia Holding	222	20,342
Idorsia *	1,650	47,798
Logitech International	1,856	89,521
Novartis	1,101	93,724
OC Oerlikon	5,937	44,492
Roche Holding	489	170,286
SFS Group	277	21,952
Siegfried Holding *	135	61,635
SIG Combibloc Group	2,486	40,015
Stadler Rail *	444	19,459
Sunrise Communications Group	729	58,400
Tecan Group	296	95,501
Valiant Holding	934	90,314
VAT Group	624	102,922
Vontobel Holding	467	24,247

		1,786,862

Taiwan — 0.2%
Advantech	10,000	94,723
CTBC Financial Holding	236,000	157,687
Wiwynn *	1,000	25,703

		278,113

Turkey — 0.0%
Ford Otomotiv Sanayi	4,130	37,487

United Kingdom — 0.3%
Auto Trader Group	9,199	53,195
Aviva	2,059	6,266
Experian	3,933	117,224
Glanbia	7,093	75,755
GlaxoSmithKline	9,806	204,366

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United Kingdom — continued
Polyus PJSC GDR	361	$29,559
Tesco	22,263	65,919

		552,284

United States — 32.8%

Communication Services — 3.3%
Activision Blizzard	1,590	101,331
Alphabet, Cl A *	651	876,702
Alphabet, Cl C *	796	1,073,533
AT&T	16,230	494,528
Charter Communications, Cl A *	330	163,426
Comcast, Cl A	9,680	364,259
Discovery *	2,705	60,646
Discovery, Cl C *	12,135	247,675
Electronic Arts *	630	71,984
Facebook, Cl A *	5,170	1,058,351
Live Nation Entertainment *	211	9,468
Netflix *	900	377,865
Omnicom Group	416	23,724
SINA *	3,056	103,201
Spotify Technology *	98	14,854
T-Mobile US *	898	78,844
Twitter *	1,921	55,094
Verizon Communications	8,910	511,880
Walt Disney	3,800	410,970

		6,098,335

Consumer Discretionary — 3.4%
Amazon.com *	1,028	2,543,272
Aptiv	600	41,730
AutoZone *	58	59,179
Best Buy	178	13,658
Booking Holdings *	108	159,902
Carnival	960	15,264
Chipotle Mexican Grill, Cl A *	60	52,713
Dollar General	580	101,674
Dollar Tree *	540	43,022
eBay	10,174	405,230
Expedia Group	139	9,866
Ford Motor	9,390	47,795

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Consumer Discretionary — continued
General Motors	3,040	$67,762
Hilton Grand Vacations *	488	10,053
Hilton Worldwide Holdings	610	46,183
Home Depot	2,590	569,360
Las Vegas Sands	810	38,896
Lowe’s	1,830	191,692
Lululemon Athletica *	322	71,961
Marriott International, Cl A	630	57,292
McDonald’s	1,830	343,235
MercadoLibre *	100	58,351
NIKE, Cl B	2,940	256,309
O’Reilly Automotive *	180	69,541
Ross Stores	870	79,483
Royal Caribbean Cruises	400	18,708
Starbucks	2,850	218,680
Target	1,210	132,785
Tesla *	320	250,202
TJX	2,810	137,831
VF	790	45,899
Yum! Brands	710	61,365

		6,218,893

Consumer Staples — 0.0%
Altria Group	449	17,623
Clorox	30	5,593
Costco Wholesale	48	14,544

		37,760

Energy — 7.4%
Apache	65,460	856,217
Baker Hughes, Cl A	1,350	18,832
Cabot Oil & Gas	1,800	38,916
Chevron	3,710	341,320
Cimarex Energy	31,659	804,772
Concho Resources	14,190	804,857
ConocoPhillips	24,522	1,032,376
Continental Resources	38,263	627,130
Devon Energy	1,310	16,336
Diamondback Energy	18,820	819,423

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Energy — continued
EOG Resources	17,660	$839,027
Exxon Mobil	8,250	383,377
Halliburton	1,930	20,265
Hess	17,110	832,230
HollyFrontier	590	19,494
Marathon Oil	139,220	852,026
Marathon Petroleum	1,290	41,383
Murphy Oil	49,374	585,576
Noble Energy	84,660	830,515
Occidental Petroleum	49,940	829,004
Parsley Energy, Cl A	85,580	808,731
PDC Energy *	33,874	440,023
Phillips 66	930	68,048
Pioneer Natural Resources	9,290	829,690
Schlumberger	2,750	46,255
TechnipFMC	1,370	12,207
Valero Energy	650	41,178
WPX Energy *	135,547	830,903

		13,670,111

Financials — 2.2%
Allstate	3,083	313,603
Bank of America	22,624	544,107
Bank of New York Mellon	2,346	88,069
Berkshire Hathaway, Cl B *	684	128,154
Cboe Global Markets	426	42,336
Citigroup	6,105	296,459
Citizens Financial Group	1,215	27,204
Comerica	403	14,049
E*TRADE Financial	350	14,213
Erie Indemnity, Cl A	62	11,040
Fidelity National Financial	4,592	124,214
Fifth Third Bancorp	7,547	141,053
First Republic Bank	470	49,016
Goldman Sachs Group	891	163,427
Hartford Financial Services Group	296	11,245
Huntington Bancshares	2,885	26,657
JPMorgan Chase	8,768	839,624
KeyCorp	2,753	32,072

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Financials — continued
LPL Financial Holdings	2,782	$167,532
M&T Bank	369	41,358
Morgan Stanley	3,439	135,600
Northern Trust	593	46,942
People’s United Financial	1,242	15,761
PNC Financial Services Group	1,224	130,564
Regions Financial	2,696	28,982
State Street	1,015	63,986
SVB Financial Group *	144	27,816
Truist Financial	3,748	139,875
US Bancorp	3,975	145,088
Wells Fargo	10,760	312,578
Zions Bancorp	476	15,046

		4,137,670

Health Care — 0.7%
Alexion Pharmaceuticals *	2,986	320,905
Biogen *	431	127,934
Bristol-Myers Squibb	223	13,561
DaVita *	381	30,103
Edwards Lifesciences *	65	14,137
Eli Lilly	40	6,186
Illumina *	52	16,589
Intuitive Surgical *	27	13,794
Johnson & Johnson	239	35,859
Merck	4,136	328,150
Veeva Systems, Cl A *	1,630	311,004
Vertex Pharmaceuticals *	63	15,826

		1,234,048

Industrials — 2.7%
3M	1,350	205,092
AECOM *	5,740	208,133
Allison Transmission Holdings	3,592	130,533
AMETEK	530	44,451
Boeing	1,210	170,634
Carrier Global *	1,880	33,295
Caterpillar	1,350	157,113
CH Robinson Worldwide	896	63,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Cintas	484	$107,366
CoStar Group *	90	58,344
CSX	1,853	122,724
Cummins	445	72,757
Deere	690	100,091
Eaton	980	81,830
Emerson Electric	1,400	79,842
Fastenal	1,310	47,448
FedEx	570	72,259
Fortive	903	57,792
General Dynamics	570	74,453
General Electric	20,530	139,604
HEICO, Cl A	1,497	108,278
Honeywell International	2,952	418,889
Howmet Aerospace	1,673	21,866
IHS Markit	880	59,224
Illinois Tool Works	770	125,125
Ingersoll Rand *	490	14,249
Johnson Controls International	1,870	54,436
L3Harris Technologies	1,372	265,756
Landstar System	56	5,785
Lockheed Martin	590	229,545
ManpowerGroup	164	12,175
Norfolk Southern	610	104,371
Northrop Grumman	380	125,655
Otis Worldwide *	940	47,855
PACCAR	770	53,307
Parker-Hannifin	290	45,855
Raytheon Technologies	3,351	217,178
Republic Services, Cl A	540	42,304
Rockwell Automation	885	167,690
Roper Technologies	240	81,847
Southwest Airlines	2,370	74,063
Stanley Black & Decker	370	40,774
Trane Technologies	560	48,955
TransDigm Group	110	39,939
Union Pacific	1,580	252,468
United Parcel Service, Cl B	1,680	159,029
Verisk Analytics, Cl A	350	53,491

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Industrials — continued
Waste Connections	620	$53,264
Waste Management	990	99,020

		5,049,681

Information Technology — 11.5%
Accenture, Cl A	2,027	375,380
Adobe *	1,052	372,029
Advanced Micro Devices *	2,100	110,019
Amphenol, Cl A	610	53,839
Analog Devices	1,563	171,305
Apple	11,918	3,501,508
Applied Materials	4,548	225,945
Arista Networks *	438	96,053
Atlassian, Cl A *	103	16,015
Autodesk *	928	173,657
Automatic Data Processing	930	136,422
Booz Allen Hamilton Holding, Cl A	1,214	89,156
Broadcom	1,307	355,007
CACI International, Cl A *	560	140,078
CDK Global	1,729	67,915
CDW	1,891	209,523
Check Point Software Technologies *	994	105,106
Cisco Systems	14,196	601,627
Cognex	1,593	87,997
Cognizant Technology Solutions, Cl A	3,072	178,237
Corning	1,740	38,297
Dell Technologies, Cl C *	295	12,594
DocuSign, Cl A *	183	19,169
DXC Technology	2,675	48,498
F5 Networks *	672	93,583
Fidelity National Information Services	1,310	172,776
Fiserv *	1,250	128,825
FleetCor Technologies *	622	150,058
FLIR Systems	353	15,320
Fortinet *	1,652	177,987
Global Payments	618	102,600
GoDaddy, Cl A *	1,588	110,255
Guidewire Software *	1,471	133,626
Hewlett Packard Enterprise	2,840	28,570

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
HP	3,494	$54,192
HubSpot *	85	14,334
Intel	10,918	654,862
International Business Machines	3,845	482,778
Intuit	674	181,852
IPG Photonics *	142	18,365
Juniper Networks	3,566	77,026
Keysight Technologies *	114	11,032
KLA	330	54,150
Lam Research	310	79,137
Leidos Holdings	1,107	109,383
LogMeIn	1,302	111,269
Marvell Technology Group	1,050	28,077
Mastercard, Cl A	1,960	538,941
Maxim Integrated Products	1,070	58,829
Microchip Technology	1,996	175,109
Micron Technology *	2,310	110,626
Microsoft	19,425	3,481,154
Motorola Solutions	350	50,334
National Instruments	360	13,831
NortonLifeLock	8,179	173,967
Nuance Communications *	11,022	222,644
NVIDIA	1,919	560,885
NXP Semiconductors	1,944	193,564
ON Semiconductor *	1,005	16,125
Oracle	5,190	274,914
Palo Alto Networks *	945	185,702
Paychex	843	57,762
Paycom Software *	52	13,573
PayPal Holdings *	2,585	317,955
Perspecta	1,694	36,540
PTC *	279	19,321
QUALCOMM	4,403	346,384
salesforce.com *	4,757	770,396
ServiceNow *	1,762	619,413
Shopify, Cl A *	528	333,849
Splunk *	814	114,253
Square, Cl A *	873	56,867
Synopsys *	340	53,421
TE Connectivity	720	52,891

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Information Technology — continued
Teradyne	834	$52,158
Texas Instruments	3,359	389,879
Trimble *	578	20,016
Tyler Technologies *	423	135,652
VeriSign *	230	48,183
ViaSat *	232	9,837
Visa, Cl A	3,902	697,365
VMware, Cl A *	2,203	289,739
Workday, Cl A *	1,940	298,566
Xerox Holdings	8,328	152,319
Xilinx	1,595	139,403
Zebra Technologies, Cl A *	258	59,252

		21,317,052

Materials — 0.8%
Air Products and Chemicals	640	144,371
Axalta Coating Systems *	6,332	124,994
Ball	930	60,999
Corteva	2,220	58,142
Dow	2,160	79,251
DuPont de Nemours	2,160	101,563
Ecolab	780	150,930
Linde	1,580	290,704
LyondellBasell Industries, Cl A	740	42,883
Newmont	2,300	136,804
PPG Industries	680	61,764
Reliance Steel & Aluminum	1,266	113,408
Sherwin-Williams	240	128,729

		1,494,542

Real Estate — 0.8%
American Tower ‡	1,240	295,120
AvalonBay Communities ‡	380	61,921
Boston Properties ‡	420	40,816
Camden Property Trust ‡	135	11,889
Crown Castle International ‡	1,150	183,345
Digital Realty Trust ‡	570	85,209
Equinix ‡	230	155,296
Equity Residential ‡	1,020	66,361

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value

United States — continued

Real Estate — continued
Essex Property Trust ‡	160	$39,056
Extra Space Storage ‡	138	12,177
Prologis ‡	1,680	149,906
Public Storage ‡	430	79,744
Realty Income ‡	870	47,780
SBA Communications, Cl A ‡	290	84,077
Simon Property Group ‡	840	56,087
Ventas ‡	980	31,703
Welltower ‡	1,100	56,353
Weyerhaeuser ‡	2,020	44,177

		1,501,017

Utilities — 0.0%
Vistra Energy	457	8,930

		60,768,039

TOTAL COMMON STOCK (Cost $87,072,543)		92,290,645

CORPORATE OBLIGATIONS — 23.9%
	Face Amount

Communication Services — 3.1%
America Movil Callable 10/22/2048 @ $100 4.375%, 04/22/2049	$200,000	$231,680
AT&T
Callable 02/14/2037 @ $100 4.900%, 08/15/2037	107,000	123,893
Callable 01/15/2045 @ $100 4.850%, 07/15/2045	207,000	237,648
Callable 12/15/2043 @ $100 4.800%, 06/15/2044	67,000	76,747
Callable 11/15/2045 @ $100 4.750%, 05/15/2046	128,000	148,044
Callable 11/15/2034 @ $100 4.500%, 05/15/2035	54,000	60,454
Callable 09/09/2047 @ $100 4.500%, 03/09/2048	52,000	59,488

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
AT&T 5.350%, 12/15/2043	$52,000	$63,626
2.169%, VAR ICE LIBOR USD 3 Month+0.950%, 07/15/2021	555,000	554,210
Baidu
Callable 03/07/2025 @ $100 3.075%, 04/07/2025	200,000	204,410
Bharti Airtel 4.375%, 06/10/2025	200,000	199,201
Charter Communications Operating
Callable 04/23/2035 @ $100 6.384%, 10/23/2035	92,000	118,135
Callable 09/01/2049 @ $100 4.800%, 03/01/2050	60,000	67,538
Callable 10/01/2050 @ $100 3.700%, 04/01/2051	57,000	56,153
Comcast 1.873%, VAR ICE LIBOR USD 3 Month+0.440%, 10/01/2021	300,000	299,122
Comcast
Callable 04/15/2038 @ $100 4.600%, 10/15/2038	169,000	212,402
Callable 05/01/2047 @ $100 3.969%, 11/01/2047	79,000	93,810
Callable 09/01/2037 @ $100 3.900%, 03/01/2038	20,000	23,289
Callable 10/01/2039 @ $100 3.750%, 04/01/2040	42,000	48,205
Callable 01/15/2036 @ $100 3.200%, 07/15/2036	10,000	10,894
Corning
Callable 05/15/2079 @ $100 5.450%, 11/15/2079	192,000	213,789
Discovery Communications 4.950%, 05/15/2042	71,000	77,394
Fox
Callable 01/08/2030 @ $100 3.500%, 04/08/2030	17,000	18,341
Globo Comunicacao e Participacoes 4.875%, 01/22/2030(A)	200,000	178,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Grupo Televisa
Callable 11/24/2048 @ $100 5.250%, 05/24/2049	$200,000	$205,296
Omnicom Group
Callable 03/01/2030 @ $100 4.200%, 06/01/2030	42,000	44,625
Telecom Italia Capital 7.721%, 06/04/2038	51,000	59,160
Telefonica Emisiones 4.665%, 03/06/2038	150,000	167,243
Time Warner Cable 6.550%, 05/01/2037	47,000	58,247
T-Mobile USA
Callable 10/15/2039 @ $100 4.375%, 04/15/2040(A)	28,000	31,783
Callable 01/15/2030 @ $100 3.875%, 04/15/2030(A)	105,000	115,230
Turkcell Iletisim Hizmetleri
Callable 01/11/2028 @ $100 5.800%, 04/11/2028	200,000	186,900
Verizon Communications 5.250%, 03/16/2037	345,000	459,539
4.272%, 01/15/2036	32,000	38,384
Verizon Communications
Callable 05/01/2034 @ $100 4.400%, 11/01/2034	65,000	78,744
Callable 09/22/2049 @ $100 4.000%, 03/22/2050	13,000	16,194
Callable 12/22/2029 @ $100 3.150%, 03/22/2030	32,000	35,477
ViacomCBS
Callable 03/01/2043 @ $100 5.850%, 09/01/2043	95,000	108,087
Callable 10/15/2030 @ $100 4.950%, 01/15/2031	44,000	46,905
ViacomCBS 4.375%, 03/15/2043	52,000	50,634
Vodafone Group 5.250%, 05/30/2048	94,000	117,511
4.875%, 06/19/2049	31,000	37,061

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Walt Disney 1.830%, VAR ICE LIBOR USD 3 Month+0.250%, 09/01/2021	$500,000	$497,251

		5,730,744

Consumer Discretionary — 0.6%
Alimentation Couche-Tard
Callable 07/25/2049 @ $100 3.800%, 01/25/2050(A)	52,000	48,798
Amazon.com
Callable 06/05/2034 @ $100 4.800%, 12/05/2034	34,000	45,892
Ford Motor
Callable 01/22/2030 @ $100 9.625%, 04/22/2030	27,000	26,899
Home Depot
Callable 06/06/2048 @ $100 4.500%, 12/06/2048	49,000	63,281
Callable 09/15/2044 @ $100 4.400%, 03/15/2045	56,000	70,462
Callable 10/15/2049 @ $100 3.350%, 04/15/2050	99,000	109,637
Lowe’s
Callable 11/03/2046 @ $100 4.050%, 05/03/2047	107,000	120,223
McDonald’s MTN 1.317%, VAR ICE LIBOR USD 3 Month+0.430%, 10/28/2021	86,000	85,046
McDonald’s MTN
Callable 09/01/2046 @ $100 4.450%, 03/01/2047	37,000	45,385
Callable 10/01/2049 @ $100 4.200%, 04/01/2050	37,000	44,066
Callable 03/01/2049 @ $100 3.625%, 09/01/2049	38,000	41,591
Ross Stores
Callable 10/15/2049 @ $100 5.450%, 04/15/2050	66,000	75,334
Target 3.625%, 04/15/2046	70,000	84,130

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Toyota Motor Credit MTN 1.591%, VAR ICE LIBOR USD 3 Month+0.280%, 04/13/2021	$300,000	$298,397

		1,159,141

Consumer Staples — 1.6%
American Honda Finance MTN 1.415%, VAR ICE LIBOR USD 3 Month+0.280%, 10/19/2020	355,000	353,452
Anheuser-Busch
Callable 08/01/2045 @ $100 4.900%, 02/01/2046	453,000	522,667
Anheuser-Busch InBev Worldwide
Callable 10/15/2047 @ $100 4.600%, 04/15/2048	94,000	104,195
Callable 12/01/2049 @ $100 4.500%, 06/01/2050	56,000	62,674
Campbell Soup
Callable 10/24/2049 @ $100 3.125%, 04/24/2050	60,000	59,863
Coca-Cola 4.200%, 03/25/2050	65,000	84,144
Coca-Cola
Callable 12/01/2059 @ $100 2.750%, 06/01/2060	69,000	68,626
Conagra Brands
Callable 05/01/2048 @ $100 5.400%, 11/01/2048	123,000	164,281
Constellation Brands
Callable 11/01/2049 @ $100 3.750%, 05/01/2050	45,000	45,760
Costco Wholesale
Callable 01/20/2030 @ $100 1.600%, 04/20/2030	31,000	30,767
Estee Lauder
Callable 06/01/2049 @ $100 3.125%, 12/01/2049	64,000	65,971
JBS Investments GmbH
Callable 06/01/2020 @ $101 6.250%, 02/05/2023	200,000	198,252

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Keurig Dr Pepper
Callable 11/25/2037 @ $100 4.985%, 05/25/2038	$36,000	$43,576
Callable 05/15/2045 @ $100 4.500%, 11/15/2045	116,000	132,970
Callable 11/01/2049 @ $100 3.800%, 05/01/2050	90,000	95,879
Kimberly-Clark
Callable 01/30/2046 @ $100 3.200%, 07/30/2046	46,000	51,785
Kroger
Callable 07/15/2049 @ $100 3.950%, 01/15/2050	27,000	30,413
Mars
Callable 10/01/2038 @ $100 3.875%, 04/01/2039(A)	149,000	176,684
PepsiCo
Callable 04/15/2049 @ $100 2.875%, 10/15/2049	224,000	240,118
Procter & Gamble 3.600%, 03/25/2050	17,000	21,628
Smithfield Foods
Callable 01/01/2029 @ $100 5.200%, 04/01/2029(A)	29,000	30,208
Sysco
Callable 10/01/2049 @ $100 6.600%, 04/01/2050	85,000	105,066
Walgreens Boots Alliance
Callable 10/15/2049 @ $100 4.100%, 04/15/2050	143,000	140,816
Walmart 1.425%, VAR ICE LIBOR USD 3 Month+0.230%, 06/23/2021	160,000	159,944

		2,989,739

Energy — 2.5%
Baker Hughes
Callable 02/01/2030 @ $100 4.486%, 05/01/2030	25,000	25,660

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BP Capital Markets America
Callable 08/24/2049 @ $100 3.000%, 02/24/2050	$235,000	$221,617
Cheniere Corpus Christi Holdings
Callable 05/18/2029 @ $100 3.700%, 11/15/2029(A)	44,000	40,258
CNPC HK Overseas Capital 5.950%, 04/28/2041	200,000	280,660
Ecopetrol 5.875%, 05/28/2045	40,000	35,084
Enbridge
Callable 07/15/2027 @ $100 5.500%, VAR ICE LIBOR USD 3 Month+3.418%, 07/15/2077	87,000	76,256
Energy Transfer Operating
Callable 06/15/2045 @ $100 6.125%, 12/15/2045	37,000	35,553
Callable 12/01/2040 @ $100 6.050%, 06/01/2041	34,000	32,883
Callable 08/01/2042 @ $100 5.150%, 02/01/2043	34,000	28,139
Enterprise Products Operating
Callable 08/16/2027 @ $100 5.250%, VAR ICE LIBOR USD 3 Month+3.033%, 08/16/2077	35,000	31,490
Callable 08/16/2022 @ $100 4.875%, VAR ICE LIBOR USD 3 Month+2.986%, 08/16/2077	49,000	42,630
Callable 09/15/2043 @ $100 4.850%, 03/15/2044	15,000	16,180
Callable 08/15/2047 @ $100 4.250%, 02/15/2048	57,000	57,147
EOG Resources
Callable 10/15/2049 @ $100 4.950%, 04/15/2050	72,000	86,299
Callable 01/15/2030 @ $100 4.375%, 04/15/2030	24,000	26,646

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Equinor
Callable 10/06/2049 @ $100 3.700%, 04/06/2050	$39,000	$43,414
Callable 05/18/2049 @ $100 3.250%, 11/18/2049	64,000	66,932
Halliburton
Callable 12/01/2029 @ $100 2.920%, 03/01/2030	64,000	51,531
Hess 7.125%, 03/15/2033	89,000	80,276
Indika Energy Capital III Pte
Callable 11/09/2021 @ $103 5.875%, 11/09/2024	200,000	169,156
Korea National Oil 3.250%, 10/01/2025	200,000	212,839
Kosmos Energy
Callable 04/04/2022 @ $104 7.125%, 04/04/2026	200,000	125,000
Marathon Petroleum
Callable 10/01/2047 @ $100 4.500%, 04/01/2048	70,000	59,845
Nexen 5.875%, 03/10/2035	200,000	273,960
Noble Energy
Callable 05/15/2043 @ $100 5.250%, 11/15/2043	167,000	123,709
Callable 02/15/2047 @ $100 4.950%, 08/15/2047	39,000	27,857
ONEOK Callable 12/15/2029 @ $100 3.100%, 03/15/2030	65,000	52,368
Pertamina Persero MTN Callable 05/25/2030 @ $100 3.100%, 08/25/2030	200,000	184,497
Pertamina Persero MTN 4.300%, 05/20/2023	200,000	202,992
Petrobras Global Finance BV 5.750%, 02/01/2029	200,000	190,000
Petronas Capital MTN Callable 10/21/2049 @ $100 4.550%, 04/21/2050(A)	200,000	216,694

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
PTTEP Treasury Center MTN 3.903%, 12/06/2059	$200,000	$189,579
ReNew Power Synthetic Callable 03/12/2021 @ $105 6.670%, 03/12/2024	200,000	173,100
Saudi Arabian Oil MTN 3.500%, 04/16/2029	200,000	201,310
Shell International Finance BV 4.000%, 05/10/2046	195,000	222,009
3.625%, 08/21/2042	13,000	13,614
Sinopec Group Overseas Development 2017 4.250%, 04/12/2047	220,000	261,188
Suncor Energy 5.950%, 05/15/2035	32,000	33,883
Sunoco Logistics Partners Operations Callable 11/15/2044 @ $100 5.350%, 05/15/2045	44,000	39,455
Total Capital International Callable 01/12/2049 @ $100 3.461%, 07/12/2049	61,000	63,773
Tullow Oil Callable 03/01/2021 @ $104 7.000%, 03/01/2025	200,000	104,000
Williams Callable 12/24/2043 @ $100 5.750%, 06/24/2044	49,000	53,333
Callable 09/04/2043 @ $100 5.400%, 03/04/2044	126,000	130,700

		4,603,516

Financials — 7.2%
American Express Callable 04/17/2021 @ $100 2.217%, VAR ICE LIBOR USD 3 Month+0.525%, 05/17/2021	440,000	437,828
American International Group Callable 07/15/2054 @ $100 4.375%, 01/15/2055	106,000	112,668
Assurant 6.750%, 02/15/2034	3,000	3,576

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Athene Holding Callable 01/03/2030 @ $100 6.150%, 04/03/2030	$47,000	$49,186
Banco de Credito e Inversiones 3.500%, 10/12/2027	200,000	195,947
Banco General Callable 05/07/2027 @ $100 4.125%, 08/07/2027	200,000	197,002
Bangkok Bank MTN 4.450%, 09/19/2028	200,000	217,848
Bank of America 6.110%, 01/29/2037	186,000	251,671
Bank of America Callable 03/20/2050 @ $100 4.083%, 03/20/2051(B)	251,000	301,402
Callable 04/24/2027 @ $100 3.705%, VAR ICE LIBOR USD 3 Month+1.512%, 04/24/2028	34,000	37,106
Callable 04/24/2022 @ $100 2.020%, VAR ICE LIBOR USD 3 Month+1.000%, 04/24/2023	425,000	421,223
Berkshire Hathaway Finance Callable 07/15/2048 @ $100 4.250%, 01/15/2049	176,000	223,034
Brighthouse Financial Callable 12/22/2046 @ $100 4.700%, 06/22/2047	151,000	130,408
China Huadian Overseas Development Management Callable 05/29/2024 @ $100 4.000%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.782%, 11/29/2167	200,000	199,103
CIMB Bank MTN 3.263%, 03/15/2022	250,000	252,818
Citigroup 6.000%, 10/31/2033	30,000	37,498
4.750%, 05/18/2046	41,000	49,841
Citigroup Callable 06/23/2048 @ $100 4.650%, 07/23/2048	207,000	254,362
CMT Pte MTN 3.609%, 04/04/2029	200,000	215,748

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Dai-ichi Life Insurance
Callable 07/24/2026 @ $100 4.000%, VAR ICE LIBOR USD 3 Month+3.660%, 01/24/2169	$200,000	$211,000
Enstar Group
Callable 03/01/2029 @ $100 4.950%, 06/01/2029	59,000	59,536
First Abu Dhabi Bank PJSC MTN 3.000%, 03/30/2022	200,000	204,500
Goldman Sachs Group
Callable 04/23/2038 @ $100 4.411%, VAR ICE LIBOR USD 3 Month+1.430%, 04/23/2039	213,000	241,050
Callable 10/31/2037 @ $100 4.017%, VAR ICE LIBOR USD 3 Month+1.373%, 10/31/2038	87,000	95,501
Callable 04/26/2021 @ $100 2.101%, VAR ICE LIBOR USD 3 Month+1.110%, 04/26/2022	545,000	542,433
Goldman Sachs Group 6.750%, 10/01/2037	91,000	124,282
Guardian Life Insurance
Callable 07/22/2069 @ $100 3.700%, 01/22/2070(A)	22,000	22,333
HSBC Holdings 4.950%, 03/31/2030	200,000	236,498
3.339%, VAR ICE LIBOR USD 3 Month+1.660%, 05/25/2021	273,000	273,919
Huarong Finance II MTN 5.000%, 11/19/2025	200,000	211,385
Inter-American Development Bank 4.375%, 01/24/2044	79,000	124,615
JPMorgan Chase 5.500%, 10/15/2040	167,000	229,577
JPMorgan Chase
Callable 04/30/2024 @ $100 6.125%, VAR ICE LIBOR USD 3 Month+3.330%, 10/30/2167	55,000	56,238
Callable 03/24/2030 @ $100 4.493%, VAR United States Secured Overnight Financing Rate+3.790%, 03/24/2031	13,000	15,374

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Callable 07/24/2037 @ $100 3.882%, VAR ICE LIBOR USD 3 Month+1.360%, 07/24/2038	$116,000	$131,051
Callable 04/22/2050 @ $100 3.109%, 04/22/2051(B)	109,000	112,872
Korea Development Bank 3.000%, 01/13/2026	200,000	214,628
Liberty Mutual Group
Callable 12/15/2048 @ $100 4.500%, 06/15/2049(A)	61,000	66,825
Callable 11/15/2059 @ $100 3.950%, 05/15/2060(A)	20,000	19,917
Manulife Financial
Callable 02/24/2027 @ $100 4.061%, VAR USD ICE Swap 11:00 NY 5 Yr+1.647%, 02/24/2032	70,000	71,945
Mitsubishi UFJ Financial Group 3.195%, 07/18/2029	200,000	212,070
2.193%, 02/25/2025	200,000	201,429
Mitsui Sumitomo Insurance
Callable 03/06/2029 @ $100 4.950%, VAR USD Swap Semi 30/360 5 Yr Curr+3.256%, 09/06/2168	300,000	333,000
Mizuho Financial Group
Callable 09/13/2029 @ $100 2.869%, VAR ICE LIBOR USD 3 Month+1.310%, 09/13/2030	250,000	255,042
Callable 07/16/2022 @ $100 2.721%, VAR ICE LIBOR USD 3 Month+0.840%, 07/16/2023	200,000	203,476
Morgan Stanley MTN
Callable 07/22/2037 @ $100 3.971%, VAR ICE LIBOR USD 3 Month+1.455%, 07/22/2038	115,000	129,361
Callable 04/01/2030 @ $100 3.622%, VAR United States Secured Overnight Financing Rate+3.120%, 04/01/2031	34,000	37,312
Nasdaq
Callable 10/28/2049 @ $100 3.250%, 04/28/2050	14,000	14,044

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
New York Life Insurance
Callable 11/15/2068 @ $100 4.450%, 05/15/2069(A)	$108,000	$134,302
Callable 11/15/2049 @ $100 3.750%, 05/15/2050(A)	45,000	51,051
Nippon Life Insurance
Callable 01/23/2030 @ $100 3.400%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.612%, 01/23/2050	250,000	252,500
Northwestern Mutual Life Insurance
Callable 03/30/2059 @ $100 3.625%, 09/30/2059(A)	108,000	117,162
PNC Bank 1.348%, VAR ICE LIBOR USD 3 Month+0.250%, 01/22/2021	545,000	542,523
Progressive
Callable 09/15/2047 @ $100 4.200%, 03/15/2048	150,000	194,820
Callable 09/26/2049 @ $100 3.950%, 03/26/2050	21,000	26,390
Prudential 3.125%, 04/14/2030	20,000	20,634
Prudential Financial
Callable 09/15/2028 @ $100 5.700%, VAR ICE LIBOR USD 3 Month+2.665%, 09/15/2048	29,000	29,798
Callable 06/15/2023 @ $100 5.625%, VAR ICE LIBOR USD 3 Month+3.920%, 06/15/2043	40,000	41,280
Callable 09/10/2039 @ $100 3.000%, 03/10/2040	43,000	41,490
Prudential Financial MTN 5.700%, 12/14/2036	143,000	192,437
Sumitomo Mitsui Banking 1.546%, VAR ICE LIBOR USD 3 Month+0.370%, 10/16/2020	550,000	549,783
Sumitomo Mitsui Financial Group 3.040%, 07/16/2029	200,000	209,668
2.348%, 01/15/2025	200,000	202,719
Sun Hung Kai Properties Capital Market MTN 3.750%, 02/25/2029	200,000	218,634

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Teachers Insurance & Annuity Association of America
Callable 11/15/2046 @ $100 4.270%, 05/15/2047(A)	$137,000	$159,763
Toronto-Dominion Bank MTN 1.198%, VAR ICE LIBOR USD 3 Month+0.430%, 06/11/2021	210,000	208,967
Truist Bank
Callable 12/11/2029 @ $100 2.250%, 03/11/2030	250,000	243,208
UniCredit
Callable 04/02/2029 @ $100 7.296%, VAR USD ICE Swap 11:00 NY 5 Yr+4.914%, 04/02/2034(A)	200,000	214,833
Callable 06/19/2027 @ $100 5.861%, VAR USD ICE Swap 11:00 NY 5 Yr+3.703%, 06/19/2032(A)	200,000	195,526
United Overseas Bank MTN Callable 09/16/2021 @ $100 3.500%, VAR USD Swap Semi 30/360 5 Yr Curr+2.236%, 09/16/2026	200,000	200,710
Unum Group Callable 06/15/2049 @ $100 4.500%, 12/15/2049	28,000	24,880
Voya Financial Callable 01/23/2028 @ $100 4.700%, VAR ICE LIBOR USD 3 Month+2.084%, 01/23/2048	49,000	44,835
Wells Fargo
Callable 04/04/2050 @ $100 5.013%, 04/04/2051(B)	189,000	248,126
Callable 04/30/2040 @ $100 3.068%, VAR United States Secured Overnight Financing Rate+2.530%, 04/30/2041	49,000	48,605
Wells Fargo 5.606%, 01/15/2044	41,000	53,744
2.009%, VAR ICE LIBOR USD 3 Month+1.010%, 12/07/2020	335,000	335,688
Willis North America
Callable 03/15/2048 @ $100 5.050%, 09/15/2048	41,000	53,353
Callable 03/15/2049 @ $100 3.875%, 09/15/2049	89,000	96,967

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Zions Bancorp
Callable 07/29/2029 @ $100 3.250%, 10/29/2029	$250,000	$228,478

		13,422,356

Health Care — 1.9%
AbbVie Callable 11/14/2034 @ $100 4.500%, 05/14/2035	44,000	51,282
Callable 05/21/2049 @ $100 4.250%, 11/21/2049(A)	148,000	170,638
Callable 05/21/2039 @ $100 4.050%, 11/21/2039(A)	115,000	127,551
Amgen Callable 05/15/2041 @ $100 5.150%, 11/15/2041	51,000	68,483
Callable 08/21/2049 @ $100 3.375%, 02/21/2050	106,000	113,706
Callable 08/21/2039 @ $100 3.150%, 02/21/2040	137,000	142,615
Baxalta Callable 12/23/2044 @ $100 5.250%, 06/23/2045	72,000	100,958
Becton Dickinson and Callable 06/15/2044 @ $100 4.685%, 12/15/2044	54,000	65,618
Biogen Callable 11/01/2049 @ $100 3.150%, 05/01/2050	38,000	37,260
Bristol-Myers Squibb Callable 11/15/2043 @ $100 4.625%, 05/15/2044(A)	22,000	29,262
Callable 04/26/2049 @ $100 4.250%, 10/26/2049(A)	148,000	193,349
Bristol-Myers Squibb 1.892%, VAR ICE LIBOR USD 3 Month+0.200%, 11/16/2020(A)	344,000	343,910
Cardinal Health 4.600%, 03/15/2043	17,000	17,624
Cardinal Health Callable 03/15/2045 @ $100 4.900%, 09/15/2045	77,000	87,399

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Cigna Callable 06/15/2048 @ $100 4.900%, 12/15/2048	$99,000	$127,466
Callable 02/15/2038 @ $100 4.800%, 08/15/2038	27,000	32,858
CVS Health Callable 09/25/2047 @ $100 5.050%, 03/25/2048	188,000	238,237
Callable 09/25/2037 @ $100 4.780%, 03/25/2038	41,000	48,394
Callable 10/01/2049 @ $100 4.250%, 04/01/2050	32,000	37,467
Callable 10/01/2039 @ $100 4.125%, 04/01/2040	21,000	23,565
CVS Health 1.719%, VAR ICE LIBOR USD 3 Month+0.720%, 03/09/2021	545,000	543,888
DH Europe Finance II Sarl Callable 05/15/2039 @ $100 3.250%, 11/15/2039	178,000	192,975
Humana Callable 01/01/2030 @ $100 4.875%, 04/01/2030	136,000	163,368
Laboratory Corp of America Holdings Callable 08/01/2044 @ $100 4.700%, 02/01/2045	70,000	84,894
Mylan Callable 10/15/2047 @ $100 5.200%, 04/15/2048	70,000	79,327
Pfizer Callable 01/01/2030 @ $100 2.625%, 04/01/2030	13,000	14,118
Teva Pharmaceutical Finance Netherlands III BV Callable 01/15/2024 @ $100 6.000%, 04/15/2024	200,000	198,960
Thermo Fisher Scientific Callable 12/25/2029 @ $100 4.497%, 03/25/2030	18,000	21,883
UnitedHealth Group Callable 12/15/2047 @ $100 4.250%, 06/15/2048	108,000	135,019

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Wyeth 5.950%, 04/01/2037	$20,000	$29,277
Zimmer Biomet Holdings Callable 12/20/2029 @ $100 3.550%, 03/20/2030	38,000	39,176

		3,560,527

Industrials — 1.9%
3M Callable 01/15/2030 @ $100 3.050%, 04/15/2030	26,000	28,385
Burlington Northern Santa Fe Callable 09/15/2042 @ $100 4.450%, 03/15/2043	176,000	216,490
Callable 12/15/2047 @ $100 4.050%, 06/15/2048	35,000	42,085
Canadian Pacific Railway Callable 03/15/2115 @ $100 6.125%, 09/15/2115	33,000	49,962
Carrier Global Callable 10/05/2049 @ $100 3.577%, 04/05/2050(A)	40,000	36,078
Callable 10/05/2039 @ $100 3.377%, 04/05/2040(A)	128,000	114,755
Caterpillar Callable 03/19/2049 @ $100 3.250%, 09/19/2049	64,000	68,703
China Minmetals Callable 11/13/2022 @ $100 3.750%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+4.717%, 05/13/2168	400,000	396,000
CNH Industrial MTN Callable 08/15/2027 @ $100 3.850%, 11/15/2027	39,000	38,863
CSX Callable 10/15/2049 @ $100 3.800%, 04/15/2050	65,000	74,700
Deere Callable 10/15/2049 @ $100 3.750%, 04/15/2050	137,000	163,944

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
GE Capital International Funding Unlimited Co 4.418%, 11/15/2035	$200,000	$208,433
General Electric Callable 11/01/2049 @ $100 4.350%, 05/01/2050	51,000	51,388
Huntington Ingalls Industries Callable 02/01/2030 @ $100 4.200%, 05/01/2030(A)	54,000	57,100
Ingersoll-Rand Luxembourg Finance Callable 09/21/2048 @ $100 4.500%, 03/21/2049	105,000	123,235
Kansas City Southern Callable 11/01/2047 @ $100 4.700%, 05/01/2048	105,000	124,833
Callable 11/01/2049 @ $100 3.500%, 05/01/2050	87,000	86,955
Callable 05/15/2029 @ $100 2.875%, 11/15/2029	29,000	29,357
L3Harris Technologies Callable 09/15/2029 @ $100 2.900%, 12/15/2029	30,000	30,625
Norfolk Southern Callable 11/15/2048 @ $100 4.100%, 05/15/2049	108,000	129,709
Owens Corning Callable 01/15/2047 @ $100 4.300%, 07/15/2047	102,000	98,095
Parker-Hannifin Callable 12/14/2048 @ $100 4.000%, 06/14/2049	107,000	119,163
Penske Truck Leasing Lp Callable 08/01/2029 @ $100 3.350%, 11/01/2029(A)	101,000	104,045
PSA Treasury Pte MTN Callable 06/05/2029 @ $100 2.125%, 09/05/2029	600,000	598,115
Siemens Financieringsmaatschappij 3.300%, 09/15/2046(A)	250,000	272,211
Stanley Black & Decker 5.200%, 09/01/2040	19,000	24,181

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Stanley Black & Decker Callable 05/15/2048 @ $100 4.850%, 11/15/2048	$45,000	$59,237
United Parcel Service Callable 10/01/2049 @ $100 5.300%, 04/01/2050	46,000	65,769
Waste Connections Callable 11/01/2029 @ $100 2.600%, 02/01/2030	63,000	64,062

		3,476,478

Information Technology — 1.2%
Broadcom Callable 01/15/2030 @ $100 5.000%, 04/15/2030(A)	32,000	35,993
Dell International Callable 01/15/2036 @ $100 8.100%, 07/15/2036(A)	85,000	103,775
Callable 04/15/2030 @ $100 6.200%, 07/15/2030(A)	32,000	35,319
Deutsche Telekom Callable 07/21/2049 @ $100 3.625%, 01/21/2050(A)	150,000	164,786
Fiserv Callable 01/01/2049 @ $100 4.400%, 07/01/2049	33,000	39,383
Hewlett Packard Enterprise Callable 04/15/2035 @ $100 6.200%, 10/15/2035	8,000	9,458
Intel Callable 12/25/2029 @ $100 3.900%, 03/25/2030	40,000	47,484
Callable 08/15/20590 @ $100 3.100%, 02/15/2060	106,000	113,387
International Business Machines 4.700%, 02/19/2046	100,000	125,909
2.107%, VAR ICE LIBOR USD 3 Month+0.400%, 05/13/2021	455,000	454,893
LAM Research 3.125%, 06/15/2060	27,000	26,919

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Mastercard Callable 09/26/2049 @ $100 3.850%, 03/26/2050	$25,000	$31,178
Callable 05/21/2046 @ $100 3.800%, 11/21/2046	105,000	128,222
Microsoft Callable 02/08/2056 @ $100 3.950%, 08/08/2056	196,000	257,698
NVIDIA Callable 10/01/2059 @ $100 3.700%, 04/01/2060	65,000	76,053
Callable 10/01/2049 @ $100 3.500%, 04/01/2050	34,000	39,015
NXP BV Callable 02/01/2030 @ $100 3.400%, 05/01/2030(A)	26,000	25,992
Oracle Callable 05/15/2047 @ $100 4.000%, 11/15/2047	70,000	83,467
Callable 01/15/2036 @ $100 3.850%, 07/15/2036	111,000	127,953
Trimble Callable 03/15/2028 @ $100 4.900%, 06/15/2028	104,000	111,547
Visa Callable 03/15/2047 @ $100 3.650%, 09/15/2047	56,000	68,300
VMware Callable 02/15/2030 @ $100 4.700%, 05/15/2030	62,000	66,281

		2,173,012

Materials — 0.8%
Air Products and Chemicals Callable 11/15/2049 @ $100 2.800%, 05/15/2050	53,000	54,011
Albemarle Wodgina Pty Callable 08/15/2029 @ $100 3.450%, 11/15/2029(A)	37,000	35,190

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Avery Dennison Callable 02/01/2030 @ $100 2.650%, 04/30/2030	$32,000	$31,248
Braskem Netherlands Finance BV 4.500%, 01/31/2030(A)	200,000	162,000
Chinalco Capital Holdings Callable 09/11/2024 @ $100 4.100%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+5.788%, 03/11/2169	200,000	190,004
CNAC HK Finbridge 3.375%, 06/19/2024	200,000	199,836
Domtar Callable 08/15/2043 @ $100 6.750%, 02/15/2044	93,000	96,629
Ecolab Callable 12/24/2029 @ $100 4.800%, 03/24/2030	10,000	12,300
Georgia-Pacific Callable 01/30/2030 @ $100 2.300%, 04/30/2030(A)	70,000	70,259
Huntsman International Callable 02/01/2029 @ $100 4.500%, 05/01/2029	78,000	75,150
LYB International Finance III Callable 04/15/2049 @ $100 4.200%, 10/15/2049	86,000	87,794
Sherwin-Williams Callable 11/15/2049 @ $100 3.300%, 05/15/2050	48,000	49,118
Sonoco Products Callable 02/01/2030 @ $100 3.125%, 05/01/2030	57,000	57,034
Southern Copper 3.875%, 04/23/2025	50,000	51,833
Steel Dynamics Callable 01/15/2030 @ $100 3.450%, 04/15/2030	82,000	78,042
Teck Resources 6.125%, 10/01/2035	43,000	43,018

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Teck Resources Callable 01/15/2041 @ $100 6.250%, 07/15/2041	$31,000	$29,216
Usiminas International Sarl Callable 07/18/2023 @ $103 5.875%, 07/18/2026	200,000	175,752

		1,498,434

Real Estate — 0.4%
Country Garden Holdings Callable 04/08/2023 @ $104 7.250%, 04/08/2026	200,000	206,443
Crown Castle International Callable 08/15/2048 @ $100 5.200%, 02/15/2049	70,000	91,296
Callable 01/01/2050 @ $100 4.150%, 07/01/2050	44,000	51,537
Duke Realty Callable 09/01/2049 @ $100 3.050%, 03/01/2050	34,000	31,785
Prologis Callable 10/15/2049 @ $100 3.000%, 04/15/2050	67,000	68,043
Simon Property Group Callable 03/13/2049 @ $100 3.250%, 09/13/2049	192,000	159,255
Yuzhou Properties Callable 02/26/2022 @ $104 8.500%, 02/26/2024	200,000	186,000

		794,359

Utilities — 2.7%
AEP Texas Callable 11/01/2048 @ $100 4.150%, 05/01/2049	51,000	60,306
AEP Transmission Callable 12/15/2048 @ $100 3.800%, 06/15/2049	64,000	77,080
American Water Capital Callable 11/01/2049 @ $100 3.450%, 05/01/2050	18,000	19,975

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Berkshire Hathaway Energy Callable 04/15/2050 @ $100 4.250%, 10/15/2050(A)	$53,000	$66,661
Black Hills Callable 04/15/2049 @ $100 3.875%, 10/15/2049	66,000	66,468
Brooklyn Union Gas Callable 09/04/2048 @ $100 4.487%, 03/04/2049(A)	9,000	11,006
CenterPoint Energy Callable 12/01/2029 @ $100 2.950%, 03/01/2030	109,000	112,287
CenterPoint Energy Houston Electric Callable 08/01/2048 @ $100 4.250%, 02/01/2049	45,000	58,012
Cleveland Electric Illuminating 5.950%, 12/15/2036	30,000	37,703
Cometa Energia Callable 01/24/2035 @ $100 6.375%, 04/24/2035	190,000	170,050
Consolidated Edison of New York Callable 10/01/2049 @ $100 3.950%, 04/01/2050	36,000	43,025
Dominion Energy 5.250%, 08/01/2033	27,000	31,282
Dominion Energy South Carolina Callable 12/01/2064 @ $100 5.100%, 06/01/2065	16,000	22,888
DTE Electric Callable 11/15/2047 @ $100 4.050%, 05/15/2048	26,000	32,513
Callable 09/01/2048 @ $100 3.950%, 03/01/2049	111,000	137,785
Callable 09/01/2049 @ $100 2.950%, 03/01/2050	64,000	67,551
Duke Energy Carolinas Callable 12/01/2044 @ $100 3.750%, 06/01/2045	128,000	152,673
Duke Energy Indiana Callable 04/01/2049 @ $100 3.250%, 10/01/2049	108,000	119,535

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Electricite de France Callable 03/21/2048 @ $100 5.000%, 09/21/2048(A)	$200,000	$244,136
Emera US Finance Callable 12/15/2045 @ $100 4.750%, 06/15/2046	62,000	66,125
Entergy Louisiana Callable 09/15/2050 @ $100 2.900%, 03/15/2051	20,000	21,186
Entergy Texas Callable 09/30/2038 @ $100 4.500%, 03/30/2039	130,000	162,316
Essential Utilities Callable 10/15/2049 @ $100 3.351%, 04/15/2050	40,000	41,876
Evergy Kansas Central Callable 10/15/2049 @ $100 3.450%, 04/15/2050	88,000	101,076
Exelon Callable 10/15/2049 @ $100 4.700%, 04/15/2050	48,000	61,750
FirstEnergy 7.375%, 11/15/2031	85,000	124,708
Georgia Power 4.300%, 03/15/2042	61,000	70,953
Interstate Power & Light Callable 03/30/2049 @ $100 3.500%, 09/30/2049	46,000	49,703
Korea East-West Power 1.750%, 05/06/2025(A)	200,000	199,592
Korea Electric Power MTN 2.500%, 06/24/2024	280,000	285,998
Mississippi Power 4.250%, 03/15/2042	71,000	79,283
NiSource Callable 08/01/2044 @ $100 5.650%, 02/01/2045	60,000	84,390
Callable 09/30/2047 @ $100 3.950%, 03/30/2048	66,000	75,009

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Ohio Power Callable 01/01/2030 @ $100 2.600%, 04/01/2030	$12,000	$12,823
Oklahoma Gas & Electric Callable 02/15/2047 @ $100 3.850%, 08/15/2047	4,000	4,531
OmGrid Funding 5.196%, 05/16/2027	200,000	166,950
ONE Gas Callable 05/01/2048 @ $100 4.500%, 11/01/2048	105,000	134,073
Orazul Energy Egenor SCA Callable 04/28/2022 @ $103 5.625%, 04/28/2027	200,000	193,002
PacifiCorp Callable 08/15/2049 @ $100 4.150%, 02/15/2050	106,000	134,776
Callable 09/15/2050 @ $100 3.300%, 03/15/2051	51,000	56,684
PECO Energy Callable 03/15/2049 @ $100 3.000%, 09/15/2049	51,000	54,905
Public Service Electric & Gas MTN Callable 02/01/2049 @ $100 3.200%, 08/01/2049	43,000	49,424
Public Service of Colorado Callable 12/15/2047 @ $100 4.100%, 06/15/2048	35,000	44,703
Puget Sound Energy Callable 12/15/2047 @ $100 4.223%, 06/15/2048	105,000	132,629
Southern California Edison Callable 08/01/2049 @ $100 3.650%, 02/01/2050	98,000	106,536
SP PowerAssets MTN 3.000%, 09/26/2027	200,000	213,517
State Grid Overseas Investment 2016 MTN 4.250%, 05/02/2028	200,000	231,095
Termocandelaria Power Callable 01/30/2023 @ $104 7.875%, 01/30/2029	200,000	193,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Three Gorges Finance I Cayman Islands Callable 09/16/2024 @ $100 2.300%, 10/16/2024	$400,000	$399,174

		5,082,723

TOTAL CORPORATE OBLIGATIONS (Cost $44,084,988)		44,491,029

ASSET-BACKED SECURITIES — 8.9%

Other Asset-Backed Securities — 8.9%
AIMCO CLO, Ser 2018-AA, Cl B Callable 07/17/2020 @ $100 2.535%, VAR ICE LIBOR USD 3 Month+1.400%, 04/17/2031 (A)	750,000	679,385
AIMCO CLO, Ser 2018-BA, Cl B Callable 01/15/2021 @ $100 2.969%, VAR ICE LIBOR USD 3 Month+1.750%, 01/15/2032 (A)	1,350,000	1,240,992
Allegro CLO IX, Ser 2018-3A, Cl A Callable 10/16/2020 @ $100 2.341%, VAR ICE LIBOR USD 3 Month+1.165%, 10/16/2031 (A)	750,000	703,342
CBAM, Ser 2018-5A, Cl A Callable 07/17/2020 @ $100 2.155%, VAR ICE LIBOR USD 3 Month+1.020%, 04/17/2031 (A)	600,000	577,261
Dryden 57 CLO, Ser 2018-57A, Cl C Callable 05/15/2020 @ $100 3.392%, VAR ICE LIBOR USD 3 Month+1.700%, 05/15/2031 (A)	608,000	541,330
Dryden 80 CLO, Ser 2019-80A, Cl A1 Callable 01/17/2022 @ $100 3.214%, VAR ICE LIBOR USD 3 Month+1.330%, 01/17/2033 (A)	1,275,000	1,223,719
Greenwood Park CLO, Ser 2018-1A, Cl C Callable 07/15/2020 @ $100 2.919%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2031 (A)	250,000	221,405

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Hayfin Kingsland VIII, Ser 2018-8A, Cl B Callable 07/20/2020 @ $100 2.615%, VAR ICE LIBOR USD 3 Month+1.480%, 04/20/2031 (A)	$1,425,000	$1,250,210
Hayfin Kingsland VIII, Ser 2018-8A, Cl C Callable 07/20/2020 @ $100 3.035%, VAR ICE LIBOR USD 3 Month+1.900%, 04/20/2031 (A)	750,000	650,705
Kayne CLO 7, Ser 2020-7A, Cl A1 Callable 04/17/2022 @ $100 2.607%, VAR ICE LIBOR USD 3 Month+1.200%, 04/17/2033 (A)	1,100,000	1,016,677
Madison Park Funding XXII, Ser 2020-22A, Cl A1R Callable 04/15/2022 @ $100 2.479%, VAR ICE LIBOR USD 3 Month+1.260%, 01/15/2033 (A)	1,000,000	970,504
Madison Park Funding, Ser 2018-30A, Cl C Callable 07/15/2020 @ $100 2.919%, VAR ICE LIBOR USD 3 Month+1.700%, 04/15/2029 (A)	275,000	249,777
Mariner CLO, Ser 2018-5A, Cl A Callable 07/25/2020 @ $100 2.101%, VAR ICE LIBOR USD 3 Month+1.110%, 04/25/2031 (A)	875,000	850,047
Mariner CLO, Ser 2018-5A, Cl C Callable 07/25/2020 @ $100 2.791%, VAR ICE LIBOR USD 3 Month+1.800%, 04/25/2031 (A)	415,000	360,407
Mariner CLO, Ser 2018-6A, Cl C Callable 07/28/2020 @ $100 2.837%, VAR ICE LIBOR USD 3 Month+1.950%, 07/28/2031 (A)	1,125,000	975,755
Milos CLO, Ser 2020-1A, Cl AR Callable 04/20/2021 @ $100 2.205%, VAR ICE LIBOR USD 3 Month+1.070%, 10/20/2030 (A)	1,000,000	958,473
Neuberger Berman CLO XIV, Ser 2020-14A, Cl AR2 Callable 01/28/2021 @ $100 1.917%, VAR ICE LIBOR USD 3 Month+1.030%, 01/28/2030 (A)	1,000,000	968,734

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OHA Credit Funding 3, Ser 2019-3A, Cl B1 Callable 07/20/2021 @ $100 2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 07/20/2032 (A)	$1,000,000	$935,159
OHA Loan Funding CLO, Ser 2020-1A, Cl B1R Callable 01/20/2022 @ $100 2.735%, VAR ICE LIBOR USD 3 Month+1.600%, 01/20/2033 (A)	1,000,000	925,831
TCW CLO, Ser 2019-1A, Cl B Callable 05/15/2020 @ $100 3.492%, VAR ICE LIBOR USD 3 Month+1.800%, 02/15/2029 (A)	950,000	874,190
Voya CLO, Ser 2018-1A, Cl B Callable 07/19/2020 @ $100 2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 04/19/2031 (A)	450,000	400,899

TOTAL ASSET-BACKED SECURITIES (Cost $17,909,355)		16,574,802

EXCHANGE TRADED FUNDS — 4.7%

	Shares
Invesco DB Base Metals Fund	151,669	1,892,829
Invesco DB Gold Fund	200	9,946
VanEck Vectors Gold Miners Fund	210,500	6,790,730

TOTAL EXCHANGE TRADED FUNDS (Cost $7,846,772)		8,693,505

PREFERRED STOCK — 0.4%

South Korea — 0.4%
Hyundai Motor **	567	27,364
LG Household & Health Care **	396	235,642
Samsung Electronics **	12,577	434,758

TOTAL PREFERRED STOCK (Cost $755,998)		697,764

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

SOVEREIGN DEBT — 0.0%

	Face Amount	Value
Mexico Government International Bond 4.750%, 03/08/2044	$60,000	$55,591

TOTAL SOVEREIGN DEBT (Cost $56,183)		55,591

RIGHTS — 0.0%

	Number of Rights

South Korea — 0.0%
HLB, Strike Price 78,700 KRW, 06/04/2020 *	55	781

TOTAL RIGHTS (Cost $—)		781

U.S. TREASURY OBLIGATIONS — 3.1%

	Face Amount
U.S. Treasury Bills 0.621%, 06/04/2020(C)	$5,138,000	5,137,551
U.S. Treasury Bond 2.375%, 11/15/2049	416,000	528,499

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,653,766)		5,666,050

TOTAL INVESTMENTS — 90.6% (Cost $163,379,605)		$168,470,167

Percentages are based on Net Assets of $185,909,328.

*	Non-income producing security.
**	There’s currently no rate available.
‡	Real Estate Investment Trust
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of April 30, 2020 was $20,997,777 and represents 11.29% of Net Assets.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based prevailing interest rates.
(C)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLO — Collateralized Loan Obligation

CNY — Chinese Yuan

EAFE — Europe, Australasia and Far East

EUR — Euro

FTSE — Financial Times Stock Exchange

GBP — British Pound

GDR — Global Depositary Receipt

ICE — Intercontinental Exchange

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

PJSC — Public Joint Stock Company

S&P — Standard & Poor’s

SEK — Swedish Krona

Ser — Series

TOPIX — Tokyo Stock Price Index

USD — United States Dollar

VAR — Variable Rate

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/17/20	USD	6,704,948	CAD	9,260,000	$(51,741)
Morgan Stanley	06/17/20	CAD	7,952,300	USD	5,644,022	(69,618)
Morgan Stanley	06/17/20	USD	656,182	AUD	1,037,400	19,937
Morgan Stanley	06/17/20	USD	415,864	CAD	582,300	2,512
Morgan Stanley	06/17/20	USD	2,430,633	EUR	2,228,300	13,686
Morgan Stanley	06/17/20	USD	466,995	GBP	380,700	12,598
Morgan Stanley	06/17/20	USD	2,741,196	JPY	297,138,800	29,692
Morgan Stanley	06/17/20	USD	1,276,189	SEK	13,210,500	78,578
Morgan Stanley	06/17/20	AUD	127,400	USD	77,824	(5,208)
Morgan Stanley	06/17/20	GBP	380,700	USD	466,755	(12,838)
Morgan Stanley	06/17/20	KRW	3,769,200,000	USD	3,072,509	(32,611)
Morgan Stanley	06/17/20	EUR	29,500	USD	32,104	(256)
Morgan Stanley	06/17/20	JPY	250,182,500	USD	2,367,075	34,065
Morgan Stanley	06/17/20	EUR	2,198,800	USD	2,454,133	42,173
Morgan Stanley	06/17/20	SEK	480,500	USD	49,180	(96)
Morgan Stanley	06/17/20	USD	2,477,432	CHF	2,330,000	(60,168)
Morgan Stanley	06/17/20	USD	11,212,646	CNY	78,300,000	(154,821)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/17/20	USD	18,245,614	EUR	16,250,000	$(420,280)
Morgan Stanley	06/17/20	USD	2,564,677	GBP	2,030,000	(7,352)
Morgan Stanley	06/17/20	USD	22,059,598	JPY	2,314,533,000	(476,041)
Morgan Stanley	06/17/20	SEK	23,010,000	USD	2,370,652	10,925
Morgan Stanley	06/17/20	JPY	46,956,300	USD	430,712	(7,166)

						$(1,054,030)

The open futures contracts held by the Fund at April 30, 2020, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
E-MINI Russell 1000 Index	(49)	Jun-2020	$(2,343,038)	$(2,655,555)	$(312,517)
FTSE China A50	1,180	May-2020	15,421,460	15,844,450	422,990
MSCI EAFE Index	(40)	Jun-2020	(2,849,753)	(3,276,600)	(426,847)
MSCI Emerging Markets	(29)	Jun-2020	(1,191,729)	(1,313,555)	(121,826)
S&P 500 Index E-MINI	44	Jun-2020	5,966,471	6,385,280	418,809
S&P 500 Index E-MINI	(47)	Jun-2020	(5,674,909)	(6,820,640)	(1,145,731)
TOPIX Index	(31)	Jun-2020	(3,976,595)	(4,200,158)	(271,737)
U.S. Long Treasury Bond	(27)	Mar-2020	(4,805,566)	(4,887,844)	(82,278)
U.S. Ultra Long Treasury Bond	(21)	Jun-2020	(4,642,534)	(4,720,406)	(77,872)
Ultra 10-Year U.S. Treasury Notes	(11)	Jun-2020	(1,703,830)	(1,727,344)	(23,514)

			$(5,800,023)	$(7,372,372)	$(1,620,523)

The following table summarizes the inputs used as of April 30, 2020, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$201,837	$—	$—	$201,837
Belgium	455,547	—	—	455,547
Brazil	65,450	—	—	65,450
Canada	442,828	—	—	442,828
Chile	75,941	—	—	75,941
China	261,176	—	—	261,176
Denmark	461,129	—	—	461,129
Finland	106,866	—	—	106,866
France	1,131,299	—	—	1,131,299
Germany	2,047,292	—	—	2,047,292
Hong Kong	—	777,119	—	777,119
Ireland	6,916	—	—	6,916

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Italy	$900,277	$—	$—	$900,277
Japan	8,963,296	—	—	8,963,296
Netherlands	791,326	—	—	791,326
Norway	391,885	—	—	391,885
Philippines	64,252	—	—	64,252
South Africa	28,649	—	—	28,649
South Korea	3,558,768	5,806,033	—	9,364,801
Spain	400,124	—	—	400,124
Sweden	1,908,414	21,436	—	1,929,850
Switzerland	1,786,862	—	—	1,786,862
Taiwan	278,113	—	—	278,113
Turkey	37,487	—	—	37,487
United Kingdom	552,284	—	—	552,284
United States	60,768,039	—	—	60,768,039

Total Common Stock	85,686,057	6,604,588	—	92,290,645

Corporate Obligations	—	44,491,029	—	44,491,029
Asset-Backed Securities	—	16,574,802	—	16,574,802
Exchange Traded Funds	8,693,505	—	—	8,693,505
Preferred Stock	462,122	235,642	—	697,764
Sovereign Debt	—	55,591	—	55,591
Rights	781	—	—	781
U.S. Treasury Obligations	—	5,666,050	—	5,666,050

Total Investments in Securities	$94,842,465	$73,627,702	$—	$168,470,167

	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Forward Foreign Currency Contracts*
Unrealized Appreciation	$—	$244,166	$—	$244,166
Unrealized Depreciation	—	(1,298,196)	—	(1,298,196)
Futures Contracts*
Unrealized Appreciation	841,799	—	—	841,799
Unrealized Depreciation	(2,462,322)	—	—	(2,462,322)

Total Other Financial Instruments	$(1,620,523)	$(1,054,030)	$—	$(2,674,553)

*Forward contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “— “ are $0.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3. All transfers were considered to have occurred as the end of the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $163,379,605)	$168,470,167
Foreign Currency, at Value (Cost $2,344,414)	2,349,421
Cash	26,699,956
Receivable for Investment Securities Sold	7,541,658
Cash Pledged as Collateral for Forward Foreign Currency Contracts	2,120,000
Dividend and Interest Receivable	551,982
Unrealized Appreciation on Forward Foreign Currency Contracts	244,166
Reclaim Receivable	104,489
Receivable for Capital Shares Sold	75,941
Unrealized Appreciation on Foreign Spot Currency Contracts	54
Other Prepaid Expenses	32,389

Total Assets	208,190,223

Liabilities:
Payable for Investment Securities Purchased	20,079,451
Unrealized Depreciation on Forward Foreign Currency Contracts	1,298,196
Cash Collateral for Futures due to Broker	737,880
Payable due to Investment Adviser	53,438
Payable due to Administrator	17,568
Shareholder Servicing Fees Payable	12,858
Unrealized Depreciation on Foreign Spot Currency Contracts	5,237
Chief Compliance Officer Fees Payable	1,925
Other Accrued Expenses and Other Payables	74,342

Total Liabilities	22,280,895

Net Assets	$185,909,328

NET ASSETS CONSIST OF:
Paid-in Capital	$198,342,916
Total Accumulated Losses	(12,433,588)

Net Assets	$185,909,328

Institutional Shares:
Net Assets	$170,944,714
Outstanding Shares of beneficial interest (unlimited authorization – no par value)	17,317,733
Net Asset Value, Offering and Redemption Price Per Share	$ 9.87

Investor Servicing Shares:
Net Assets	$14,964,614
Outstanding Shares of beneficial interest (unlimited authorization – no par value)	1,516,525
Net Asset Value, Offering and Redemption Price Per Share	$ 9.87

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2020 (Unaudited)
Investment Income:
Dividends	$1,687,221
Interest	685,974
Less: Foreign Taxes Withheld	(80,359)

Total Investment Income	2,292,836

Expenses:
Investment Advisory Fees	789,100
Administration Fees	126,256
Shareholder Servicing Fees, Investor Shares	11,941
Trustees’ Fees	8,685
Chief Compliance Officer Fees	3,358
Custodian Fees	62,515
Pricing Fees	52,762
Transfer Agent Fees	31,638
Legal Fees	26,108
Printing Fees	20,977
Registration and Filing Fees	16,604
Audit Fees	14,232
Other Expenses	9,741

Total Expenses	1,173,917

Less:
Waiver of Investment Advisory Fees	(372,878)

Net Expenses	801,039

Net Investment Income	1,491,797

Net Realized Gain (Loss) on:
Investments	(15,941,816)
Futures Contracts	7,687,271
Forward Foreign Currency Contracts	561,269
Foreign Currency Transactions	(300,983)

Net Realized Loss	(7,994,259)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(5,922,280)
Futures Contracts	(1,640,660)
Forward Foreign Currency Contracts	(1,538,218)
Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(6,146)

Net Change in Unrealized Appreciation (Depreciation)	(9,107,304)

Net Decrease in Net Assets Resulting from Operations	$(15,609,766)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Operations:
Net Investment Income	$1,491,797	$4,002,206
Net Realized Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,994,259)	(6,479,670)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Futures Contracts, Forward Foreign Currency Contracts, Foreign Currency Transactions and Translation of Other Assets, Foreign Capital Gains Tax on Appreciated Securities and Liabilities Denominated in Foreign Currencies	(9,107,304)	13,074,246

Net Increase (Decrease) in Net Assets Resulting From Operations	(15,609,766)	10,596,782

Distributions:

Institutional Shares	(3,171,282)	(4,996,211)
Investor Servicing Shares	(227,628)	(133,060)

Total Distributions	(3,398,910)	(5,129,271)

Capital Share Transactions:(1)
Institutional Shares
Issued	2,936,700	27,402,598
Reinvestment of Distributions	2,862,740	4,591,423
Redeemed	(24,861,076)	(34,732,445)

Net Institutional Shares Transactions	(19,061,636)	(2,738,424)

Investor Servicing Shares
Issued	1,241,981	16,170,442
Reinvestment of Distributions	224,967	128,747
Redeemed	(992,668)	(3,581,281)

Net Investor Servicing Shares Transactions	474,280	12,717,908

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(18,587,356)	9,979,484

Total Increase (Decrease) in Net Assets	(37,596,032)	15,446,995

Net Assets:
Beginning of Period/Year	223,505,360	208,058,365

End of Period/Year	$185,909,328	$223,505,360

(1)	See Note 9 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period/Year

Institutional Shares

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$10.87		$10.56	$11.59	$10.51	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.08		0.20	0.16	0.18	0.14
Net Realized and Unrealized Gain (Loss)	(0.91)		0.37	(0.54)	1.14	0.37

Total from Investment Operations	(0.83)		0.57	(0.38)	1.32	0.51

Dividends and Distributions:
Net Investment Income	(0.17)		(0.03)	(0.21)	(0.13)	–
Net Realized Gains	–		(0.23)	(0.44)	(0.11)	–

Total Dividends and Distributions	(0.17)		(0.26)	(0.65)	(0.24)	–

Net Asset Value, End of Period/Year	$9.87		$10.87	$10.56	$11.59	$10.51

Total Return†	(7.83)%	‡	5.66%	(3.60)%	12.79%	5.10%	‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$170,945		$207,452	$204,939	$157,511	$101,773
Ratio of Expenses to Average Net Assets	0.75%	††	0.75%	0.67%	0.50%	0.50%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.11%	††	1.13%	1.13%	1.17%	1.48%	††
Ratio of Net Investment Income to Average Net Assets	1.43%	††	1.88%	1.46%	1.66%	2.10%	††
Portfolio Turnover Rate	80%	‡	119%	109%	124%	90%	‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)
Selected Per Share Date & Ratios For a Share Outstanding Throughout Each Period/Year

Investor Servicing Shares

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017	Period Ended October 31, 2016(1)
Net Asset Value, Beginning of Period/Year	$10.86		$10.55	$11.60	$10.53	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.07		0.18	0.16	0.17	0.14
Net Realized and Unrealized Gain (Loss)	(0.90)		0.38	(0.57)	1.14	0.39

Total from Investment Operations	(0.83)		0.56	(0.41)	1.31	0.53

Dividends and Distributions:
Net Investment Income	(0.16)		(0.02)	(0.20)	(0.13)	–
Net Realized Gains	–		(0.23)	(0.44)	(0.11)	–

Total Dividends and Distributions	(0.16)		(0.25)	(0.64)	(0.24)	–

Net Asset Value, End of Period/Year	$9.87		$10.86	$10.55	$11.60	$10.53

Total Return†	(7.86)%	‡	5.58%	(3.81)%	12.67%	5.30%	‡

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$14,964		$16,053	$3,119	$552	$106
Ratio of Expenses to Average Net Assets	0.90%	††	0.90%	0.87%	0.56%	0.50%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	1.26%	††	1.28%	1.30%	1.16%	1.48%	††
Ratio of Net Investment Income to Average Net Assets	1.28%	††	1.69%	1.39%	1.55%	2.08%	††
Portfolio Turnover Rate	80%	‡	119%	109%	124%	90%	‡

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	The Fund commenced operations on March 2, 2016.
*	Per share calculations were performed using average shares for the period.
†	Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Annualized
‡	Portfolio turnover and total return is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2020, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2020, the Fund did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2020, if applicable.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

For the six months ended April 30, 2020, the average monthly balances of forward foreign currency exchange contracts were as follows:

Average Quarterly Notional Contracts Purchased	$(70,646,553)
Average Quarterly Notional Contracts Sold	$15,778,509

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2020. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2020.

For the six months ended April 30, 2020, the average monthly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$20,076,011
Average Quarterly Notional Balance Short	$(27,835,783)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2020, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Unrealized appreciation on futures contracts	$841,799	*	Unrealized depreciation on futures contracts	$2,278,658	*
Interest rate contracts	Unrealized appreciation on futures contracts	–	*	Unrealized depreciation on futures contracts	183,664	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	244,166		Unrealized depreciation on forward foreign currency contracts	1,298,196

Total Derivatives not accounted for as hedging instruments		$1,085,965			$3,760,518

*Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets & Liabilities.

The effective of derivative instruments on the Statement of Operations for the six months ended April 30, 2020, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$-	$561,269	$561,269
Equity contracts	8,228,772	—	8,228,772
Interest rate contracts	(541,501)	—	(541,501)

Total	$7,687,271	$561,269	$8,248,540

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$-	$(1,538,218)	$(1,538,218)
Equity contracts	(1,313,068)	—	(1,313,068)
Interest rate contracts	(327,592)	—	(327,592)

Total	$(1,640,660)	$(1,538,218)	$(3,178,878)

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

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The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2020:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received)†	Net Amount‡

	Forward Foreign Currency Contracts
Morgan Stanley	$244,166	$(1,298,196)	$(1,054,030)	$1,054,030	$-

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

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6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2020, the Fund paid $126,256 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2020, the Investor Servicing Shares paid $11,941 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services, serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.50% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2021 (the “Expense Limitation”). In addition, the Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (not including excluded expenses) from exceeding 0.75% of the average daily net assets of the Fund’s Institutional Shares and Investor Servicing Shares until April 30, 2021. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the

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Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. As of April 30, 2020, the fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, to the Adviser were to the Adviser were $864,549, $794,755 and $794,493 expiring in 2021, 2022 and 2023, respectively.

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2020, were as follows:

Purchases
U.S. Government	$7,892,634
Other	137,979,143

Sales
U.S. Government	$17,991,688
Other	147,778,949

9. Share Transactions:

	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
Institutional Shares
Issued	286,843	2,601,812
Reinvestment of Distributions	254,466	465,991
Redeemed	(2,316,886)	(3,385,363)

Total Institutional Shares Transactions	(1,775,577)	(317,560)

Investor Servicing Shares
Issued	117,290	1,503,446
Reinvestment of Distributions	19,997	13,067
Redeemed	(99,423)	(333,408)

Total Investor Servicing Shares Transactions	37,864	1,183,105

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(1,737,713)	865,545

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain

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(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings (accumulated losses) or paid-in capital, as appropriate, in the period that the differences arise. During the year ended October 31, 2019, the Fund had no permanent differences.

The tax character of dividends or distributions declared during the years ended October 31.

	Ordinary Income	Long-Term Capital Gain	Total
2019	$522,155	$4,607,116	$5,129,271
2018	6,920,721	2,324,066	9,244,787

As October 31, 2019 of the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$2,798,294
Capital Loss Carryforwards – Short-Term	(3,759,269)
Capital Loss Carryforwards – Long-Term	(1,713,514)
Unrealized Appreciation	9,416,079
Other Temporary Differences	(166,502)

Total Distributable Earnings	$6,575,088

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and retain their character as either short-term or long-term capital losses.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to PFIC and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

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The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$163,379,605	$12,585,722	$(7,495,160)	$5,090,562

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding

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tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

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Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting

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in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

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Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk.    The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk.    The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

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Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses,

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including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled investment vehicles sponsored or managed by the Adviser or its affiliates.

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

LIBOR Replacement Risk – The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to

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submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates

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below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Market Risk – The Fund is subject to market risk, which is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12. Other:

At April 30, 2020, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
PineBridge Dynamic Asset Allocation Fund
Institutional Shares	4	81%
Investor Servicing Shares	1	98%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020 (Unaudited)

13. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earning on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

14. New Accounting Pronouncement:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

15. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of April 30, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2019 to April 30, 2020.

The table on the next page illustrates your Fund’s costs in two ways:

● Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

● Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/19	Ending Account Value 4/30/20	Annualized Expense Ratios	Expenses Paid During Period*
PineBridge Dynamic Asset Allocation Fund - Institutional
Actual Portfolio Return	$1,000.00	$921.70	0.75%	$3.58
Hypothetical 5% Return	1,000.00	1,021.13	0.75	3.77
PineBridge Dynamic Asset Allocation Fund - Investor Servicing
Actual Portfolio Return	$1,000.00	$921.40	0.90%	4.30
Hypothetical 5% Return	1,000.00	1,020.39	0.90	4.52

*	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC
ASSET ALLOCATION FUND
APRIL 30, 2020

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Fund’s investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Fund’s approach to managing liquidity risk. The Program is overseen by the Fund’s Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from June 1, 2019 through December 31, 2019 and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively to manage the Fund’s liquidity risk since the Program was implemented on June 1, 2019. The Program Administrator’s report noted that during the period covered by the report, there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Program Administrator’s report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1- 877-225-4164

Investment Adviser:

PineBridge Investments LLC

399 Park Avenue, 4th Floor

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020